UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05796

FFTW Funds, Inc.
	(Exact name of registrant as specified in charter)

	200 Park Avenue, 46th Floor, New York, NY	10166
	(Address of principal executive offices)	(Zip code)

	Stephen P. Casper
	President and Chief Executive Officer
	200 Park Avenue, 46th Floor, New York, NY 10166
	(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 681-3000
Date of fiscal year end:	12/31/2008
Date of reporting period:	06/30/2008

Item 1. Reports to Stockholders.

Semi-Annual Report for the period 1/1/08 through 06/30/08 is filed herewith.

FFTW FUNDS, INC.

International Portfolio
Semi-Annual Report
June 30, 2008
(unaudited)

200 PARK AVENUE
NEW YORK, NY 10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

   FFTW Funds, Inc. - International Portfolio

Table of Contents

Schedule of Investments	3

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Fund Expenses	22

There are risks associated with your investment in any portfolio. FFTW’s International Portfolio has certain associated risks. For further information about the International Portfolio’s principal risk, please refer to the Fund’s prospectus, which can be obtained by visiting the Fund’s website at www.fftw.com.

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Asset Backed Securities (ABS) -- 21.4%
Credit Cards – 14.6%
Chase Credit Card Master Note Trust,
Ser. 1998-4 (FRN) (United States)	5.000%	8/15/2008	EUR	656,775	$ 1,033,442
Citibank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	984,933
Citibank Credit Card Issuance Trust, Ser. 2004-A2,
Class A, Reg. S (FRN) (United States)	4.952%	5/24/2013	EUR	700,000	1,059,482
MBNA Credit Card Master Note Trust,
Ser. 2004-A1 (United States)	4.500%	1/17/2014	EUR	1,000,000	1,468,248
Ser. 2002-A2 Class A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,714,074
Sherwood Castle Funding plc, Ser. 2003-1,
Class A, Reg. S (FRN) (United Kingdom)	5.136%	8/15/2010	EUR	750,000	1,179,402
					7,439,581
Home Equity Loans – 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificate,
Ser. 2002-2, Class 2A1 (FRN) (United States)	2.983%	5/25/2032	USD	32,598	31,989

Non-US Residential -- 5.2%
Delphinus BV, Ser. 2003-1, Class A2,
Reg. S (FRN) (Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,535,027
Granite Master Issuer plc, Ser. 2005-1, Class A5,
Reg. S (FRN) (United Kingdom)	5.052%	12/20/2054	EUR	425,824	658,256
RMAC plc.,
Ser. 2004-NS3X, Class A, Reg. S (FRB) (United Kingdom)	6.160%	12/12/2036	GBP	82,353	157,965
Ser. 2004-NSP4, Class A2, Reg. S (FRB) (United Kingdom)	6.140%	12/12/2036	GBP	110,154	211,966
Southern Pacific Securities, Ser. 2005-1X, Class A2A,
Reg. S (FRN) (United Kingdom)	5.117%	6/10/2043	EUR	69,178	104,764
					2,667,978
Other ABS – 1.5%
Okeanos Investment Corp. Ltd, 1,
Reg. S (FRN) (Singapore)	2.981%	3/30/2011	USD	400,000	390,000
Vesta Investment Corp. Ltd, Ser. 2007-1, Class RB,
Reg. S (FRN) (Singapore)	3.110%	10/25/2009	USD	400,000	387,500
					777,500

Total Asset-Backed Securities (Cost - $8,910,949)					10,917,048

Corporate Obligations – 11.9%
Automobile Manufacturing -- 0.9%
Daimler Chrysler NA (EMTN) (United States)	4.125%	11/18/2009	EUR	180,000	277,370
BMW Finance NV (EMTN) (Netherlands)	3.875%	4/6/2011	EUR	130,000	196,930
					474,300
Communications -- 0.5%
Bertelsmann U.S. Finance (United States)	4.625%	6/3/2010	EUR	160,000	244,847

Diversified Holding Company -- 0.6%
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	180,000	277,920

Corporate Obligations (continued)

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Financial – 5.9%
Banking -- 5.8%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	360,000	$565,779
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	531,248
Clerical Medical Finance plc (VRN) (United Kingdom)	4.250%	6/24/2015	EUR	290,000	347,060
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	100,000	155,169
Lloyds Tsb Capital 1 (VRN) (Jersey) ^	7.375%	2/7/2012	EUR	140,000	216,544
RBS Capital Trust A (VRN) (United Kingdom) ^	6.467%	6/30/2012	EUR	180,000	259,772
RBS Capital Trust C (VRN) (United Kingdom) ^	4.243%	1/12/2016	EUR	160,000	188,130
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	280,000	441,629
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	255,192
					2,960,523
Insurance -- 0.1%
Munich RE (VRN) (Germany)	5.767%	6/12/2017	EUR	50,000	67,277
					3,027,800
Industrial -- 0.6%
BPB plc (France)	6.500%	3/17/2010	EUR	120,000	190,657
Rolls Royce plc (EMTN) (United Kingdom)	4.500%	3/16/2011	EUR	60,000	91,486
					282,143
Pharmaceuticals – 1.0%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR	170,000	242,063
Merck-Finanz (Germany)	3.750%	12/7/2012	EUR	190,000	276,226
					518,289

Utilities – 2.4%
Oil & Gas -- 0.8%
Dong Energy A/S (EMTN) (Denmark)	4.625%	6/21/2011	EUR	100,000	153,662
Gaz Capital (Gazprom) (EMTN), Reg. S (Russian Federation)	5.030%	2/25/2014	EUR	190,000	258,888
					412,550
Telecommunications – 1.6%
France Telecom (France)	7.000%	12/23/2009	EUR	180,000	288,296
SES S.A. (EMTN) (Luxembourg)	4.000%	3/15/2011	EUR	180,000	264,436
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR	170,000	275,930
					828,662

Total Corporate Obligations (Cost - $5,243,120)					6,066,511

Mortgage-Backed Securities – 7.7%
Collateralized Mortgage Obligation – 2.9%
Arena BV, Ser. 2003-I, Class A2,
Reg. S (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,499,505

Commercial Mortgage-Backed Securities – 4.8%
Bank of America Commercial Mortgage Securities Inc.,
Ser. 2005-3, Class A (VRN) (United States)	5.929%	5/10/2045	USD	450,000	439,410
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-T22, Class A4 (VRN) (United States)	5.631%	4/12/2038	USD	300,000	289,921
Greenwich Capital Mortgage Funding Corp.,
Ser. 2007-GG9, Class A4 (United States)	5.444%	3/10/2039	USD	490,000	456,578
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	366,169

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (United States)	5.372%	9/15/2039	USD	560,000	$529,844
Morgan Stanley Dean Witter Commercial Mortgage
Securities Inc., Ser. 2001-TOP5, Class A4 (United States)	6.390%	10/15/2035	USD	290,000	296,951
					2,378,873

Total Mortgage-Backed Securities (Cost - $3,635,501)					3,878,378

Sovereign Obligations – 48.1%
Australia – 0.4%
Australia Government Bond	5.250%	3/15/2019	AUD	210,000	182,637

Belgium – 1.4%
Belgian Government Bond	4.000%	3/28/2018	EUR	500,000	730,887

Canada – 3.4%
Canadian Government Bond	4.500%	6/1/2015	CAD	1,230,000	1,273,034
Canadian Government Bond	5.000%	6/1/2037	CAD	400,000	452,991
					1,726,025
France – 4.6%
France O.A.T.	5.000%	10/25/2016	EUR	600,000	958,384
France O.A.T.	4.000%	9/12/2009	EUR	830,000	1,295,404
France O.A.T.	5.750%	10/25/2032	EUR	27,000	46,737
France O.A.T.	5.000%	4/25/2012	EUR	20,000	31,679
					2,332,204
Germany – 2.5%
Bundesobligation, Ser. 143	3.500%	10/10/2008	EUR	400,000	628,190
Bundesrepublik Deutschland	4.500%	1/4/2013	EUR	30,000	46,818
Bundesrepublik Deutschland	4.000%	1/4/2037	EUR	460,000	626,391
					1,301,399
Italy -- 1.5%
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	774,262

Japan – 20.8%
Japanese Government Bond, Ser. 2	0.900%	6/15/2010	JPY	564,000,000	5,325,194
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	55,000,000	505,437
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	99,000,000	975,086
Japanese Government Bond, Ser. 70	0.800%	3/20/2013	JPY	140,000,000	1,298,024
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	114,000,000	1,082,853
Japanese Government CPI Linked Bond, Ser. 4	1.400%	3/10/2018	JPY	150,849,000	1,451,878
					10,638,472
Netherlands – 1.2%
Netherlands Government Bond	5.500%	7/15/2010	EUR	395,000	631,079

Poland -- 0.6%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	640,000	292,801

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

	Coupon		Maturity
	Rate		Date		Quantity	Value°
Sovereign Obligations (continued)
United Kingdom – 9.3%
U.K. Treasury Bond	4.000%		9/7/2016	GBP	89,000	$ 164,118
U.K. Treasury Bond	4.250%		12/7/2055	GBP	570,000	1,105,236
U.K. Treasury Note	6.250%		11/25/2010	GBP	600,000	1,224,918
U.K. Treasury Note	5.000%		3/7/2012	GBP	1,135,000	2,246,534
						4,740,806
United States – 2.4%
U.S. Treasury Bond	5.000%		5/15/2037	USD	1,125,000	1,209,024

Total Sovereign Obligations (Cost - $24,525,836)						24,559,596

Short-Term Securities -- 7.5%
Bank of Scotland plc	2.798%	‡	7/7/2008	USD	1,000,000	999,542
Danske Bank A/S	2.695%	‡	7/1/2008	USD	1,500,000	1,500,000
Lloyds Bank plc	2.532%	‡	7/1/2008	USD	1,000,000	1,000,000
State Street Bank Time Deposit	2.033%		7/1/2008	USD	320,000	320,000
Total Short-Term Securities (Cost - $3,819,542)						3,819,542

Total Investments (Cost - $46,134,948) -- 96.6%						49,241,075
Other Assets, Net of Liabilities – 3.4%						1,828,698
Net Assets -- 100%						$51,069,773

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$3,731,649	$(628,686)	$3,102,963	$46,138,112

Futures Contracts – (0.2%)

			Unrealized
			Appreciation
Number of Contracts	Futures Contracts	Notional Value	(Depreciation)
Futures Contracts Purchased
3	September 2008 10-Year Japanese Government Bond	$3,826,812	$25,188
25	September 2008 Euro BOBL	4,164,239	(38,831)
23	September 2008 Euro Bund	4,004,582	(51,685)
10	September 2008 Euro BUXL	1,364,617	(11,657)
5	September 2008 Euro Schatz	805,645	968
1	September 2008 Long Gilts	207,928	(2,509)
5	September 2008 2-Year U.S. Treasury Note	1,056,016	6,471
Futures Contracts Sold
13	September 2008 10-Year U.S. Treasury Note	1,480,984	(12,408)
10	September 2008 5-Year U.S. Treasury Note	1,105,547	(13,182)
17	September 2008 U.S. Long Bond	1,965,094	(11,465)
			$(109,110)

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

Forward Foreign Exchange Contracts – (0.5%)

Forward Foreign Exchange Contracts
					Unrealized
Value	Contract To				Appreciation/
Date	Receive		Deliver		(Depreciation)
08/13/08	AUD	705,007	USD	652,837	$19,164
08/13/08	CAD	2,165,697	USD	2,137,601	(13,994)
08/13/08	CHF	2,792,127	USD	2,680,000	55,180
08/13/08	CHF	450,000	SGD	596,835	1,061
08/13/08	DKK	5,241,828	USD	1,093,323	11,113
08/13/08	EUR	14,436,049	USD	22,524,626	167,866
08/13/08	EUR	380,000	GBP	303,041	(4,607)
08/13/08	EUR	1,260,000	JPY	208,256,860	13,942
08/13/08	GBP	304,684	EUR	380,000	7,871
08/13/08	GBP	4,529,226	USD	8,889,257	107,309
08/13/08	GBP	170,000	SGD	453,866	3,259
08/13/08	JPY	166,012,520	EUR	1,000,000	(4,178)
08/13/08	JPY	1,988,854,738	USD	19,189,578	(407,649)
08/13/08	KRW	2,190,096,942	USD	2,198,893	(109,564)
08/13/08	MXN	3,643,889	USD	344,380	6,657
08/13/08	NOK	1,740,856	USD	337,965	2,429
08/13/08	NZD	2,942,771	USD	2,281,445	(54,221)
08/13/08	PLN	1,632,180	USD	737,542	26,438
08/13/08	SEK	30,304,184	USD	5,103,712	(81,537)
08/13/08	SGD	4,319,856	USD	3,183,928	(962)
08/13/08	USD	181,599	AUD	191,157	(608)
08/13/08	USD	1,594,104	CAD	1,588,377	36,596
08/13/08	USD	3,110,000	CHF	3,228,677	(52,827)
08/13/08	USD	737,647	DKK	3,553,430	(11,049)
08/13/08	USD	20,114,350	EUR	12,886,953	(143,068)
08/13/08	USD	10,812,989	GBP	5,486,087	(84,225)
08/13/08	USD	16,042,564	JPY	1,676,277,035	212,491
08/13/08	USD	1,146,257	KRW	1,160,571,700	39,084
08/13/08	USD	208,520	NOK	1,074,088	(1,498)
08/13/08	USD	2,288,401	NZD	2,968,094	42,011
08/13/08	USD	587,673	PLN	1,300,520	(21,066)
08/13/08	USD	4,404,676	SEK	26,516,148	10,275
08/13/08	USD	2,270,000	SGD	3,084,060	(2,404)
08/13/08	USD	210,000	ZAR	1,642,893	2,643
08/13/08	ZAR	2,947,595	USD	379,600	(7,571)
					$(235,639)

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
USD	United States Dollars
____________________

°	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $7,442,756, or 14.57% of net assets.

Fair Value Hierarchy Under FAS 157 at June 30, 2008

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Securities	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset-Backed Securities		10,917,048
Corporate Obligations		6,066,511
Mortgage-Backed Securities		3,878,378
Sovereign Obligations		24,559,596
Short-Term Securities		3,819,542
Total Investments in Securities	$-	$49,241,075	$-
Foreign Forward Currency Exchange Contracts	$-	$(235,639)	$-
Futures	$(109,110)	$-	$-

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

June 30, 2008 (unaudited)

Schedule of Investments (continued)

Asset Class Summary
(shown as a percentage of net assets)
June 30, 2008

Classification	% of Net Assets
Sovereign Obligations	48.1%
Asset-Backed Securities	21.4
Corporate Obligations	11.9
Mortgage-Backed Securities	7.7
Short-Term Securities	7.5
Financial Futures Contracts	(0.2)
Forward Foreign Exchange Contracts	(0.5)
Other Assets in Excess of Other Liabilities	4.1
100.0%

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets
Investments in securities, at value (a)	$49,241,075
Cash	974
Foreign cash (b)	2,314,350
Interest receivable	528,628
Unrealized appreciation of forward foreign exchange contracts (Note 5)	854,560
Reclaims receivable	50,049
Prepaid expenses	32,428
Variation margin receivable	7,825
Other receivables	24,665
Total assets	53,054,554

Liabilities
Distribution payable	1,312
Unrealized depreciation of forward foreign exchange contracts (Note 5)	1,090,199
Cash due to broker	685,899
Variation margin payable	69,561
Accrued advisory fees	16,825
Accrued expenses and other liabilities	120,985
Total liabilities	1,984,781
Net Assets	$51,069,773
Shares Outstanding (par value $0.001)	6,126,951
Net Asset Value Per Share	$8.34

Components of Net Assets as of June 30, 2008 were as follows:
Paid-in capital	$44,175,851
Undistributed net investment income	365,588
Undistributed net realized gain on investments, financial futures contracts, and foreign
currency-related transactions	3,749,456
Net unrealized appreciation on investments, financial futures contracts and translation of other
assets, and liabilities denominated in foreign currency	2,778,878
$51,069,773
(a) Cost of investments	$46,134,948
(b) Cost of foreign cash	$2,312,271

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

Statement of Operations
For the Six Months Ended June 30, 2008 (unaudited)

Investment Income
Interest	$1,210,725
Foreign tax withholding	(20,456)
Total investment income	1,190,269

Expenses
Investment advisory fees (Note 3)	138,885
Administration fees	24,305
Custodian and accounting fees (Note 3)	49,128
Directors' fees and expenses	21,255
Audit fees	34,345
Legal fees	14,984
Registration fees	15,190
Chief Compliance Officer fees (Note 3)	12,909
Insurance expense	7,460
Shareholder report expenses	6,989
Transfer agent fees	1,242
Other fees and expenses	2,296
Total operating expenses	328,988

Net investment income	861,281

Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts and
Foreign Currency-Related Transactions
Net realized gain on investments	5,291,843
Net realized loss on financial futures contracts	(1,079,362)
Net realized loss on foreign currency-related transactions	(38,814)
Net change in unrealized appreciation/depreciation on investments	(1,849,664)
Net change in unrealized appreciation/depreciation on financial futures contracts	145,566
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities
denominated in foreign currency	(648,826)
Net realized and unrealized gain on investments, financial futures contracts and foreign currency-
related transactions	1,820,743
Net Increase in Net Assets Resulting from Operations	$2,682,024

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
	(unaudited)	2007
Increase (Decrease) in Net Assets From Operations
Net investment income	$861,281	$2,286,847
Net realized gain on investments, financial futures contracts and
foreign currency-related transactions	4,173,667	604,806
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and on translation of assets and liabilities
denominated in foreign currency	(2,352,924)	2,550,581

Net increase in net assets resulting from operations	2,682,024	5,442,234

Distributions to Shareholders
From investment income, net	(767,796)	(1,780,116)

Capital Share Transactions, Net	(19,428,263)	(23,077,383)

Total decrease in net assets	(17,514,035)	(19,415,265)

Net Assets
Beginning of Period	68,583,808	87,999,073
End of Period	$51,069,773	$68,583,808
Undistributed net investment income	$365,588	$272,103

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

Financial Highlights

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2008
period:	(unaudited)		2007	2006		2005		2004		2003
Per Share Data

Net asset value, beginning of period	$8.17		$7.61	$7.30		$9.09		$8.81		$8.67

Increase (Decrease) From Investment
Operations

Investment income, net	0.12		0.23	0.22	*	0.22	*	0.21	*	0.20	*
Net realized and unrealized gain (loss) on
investments, financial futures contracts
and foreign currency related transactions	0.15		0.53	0.27		(1.08)		0.77		1.46

Total from investment operations	0.27		0.76	0.49		(0.86)		0.98		1.66

Less Distributions

From investment income, net	(0.10)		(0.20)	(0.01)		(0.62)		(0.62)		(1.32)
From net realized gain on investments, and
financial futures contracts and foreign
currency related transactions	-		-	-		(0.10)		(0.08)		(0.20)

From return of capital	-		-	(0.17)		(0.21)		-		-

Total distributions	(0.10)		(0.20)	(0.18)		(0.93)		(0.70)		(1.52)
Net asset value, end of period	$8.34		$8.17	$7.61		$7.30		$9.09		$8.81

Total Return	3.24%	(c)	10.04%	6.93%		(9.77%)		12.17%		20.25%

Ratios/Supplemental Data
Net assets, end of period (000's)	$51,070		$68,584	$87,899		$74,589		$82,880		$79,542
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.95%	(b)	0.92%	0.81%		0.75%		0.76%		0.71%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.95%	(b)	0.92%	0.81%		0.75%		0.76%		0.71%
Ratio of net investment income to average
net assets (a)	2.48%	(b)	3.30%	2.93%		2.68		2.44		2.22
Decrease in above expense ratios due to
waiver of investment advisory fees	N/A		N/A	N/A		N/A		N/A		0.01%

Portfolio Turnover	79%	(c)	145%	61%		79%		221%		223%

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
* Calculation based on average shares outstanding.

See Notes to Financial Statements

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements
June 30, 2008 (unaudited)

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has one active portfolio as of June 30, 2008 – the International Portfolio (the "Portfolio"). During the six months ended June 30, 2008, the U.S. Short-Term Portfolio was liquidated (May 8, 2008) and three other portfolios were reorganized with a corresponding fund of the American Independence Funds Trust as follows:

Acquired Fund	Acquiring Fund
FFTW Limited Duration Portfolio	American Independence Short-Term Bond Fund
FFTW Global Inflation-Indexed Hedged Portfolio	American Independence Global Inflation-Indexed Hedged Fund
FFTW U.S. Inflation-Indexed Portfolio	American Independence U.S. Inflation-Indexed Fund

In the reorganizations, each shareholder of an Acquired Fund became a shareholder of the corresponding Acquiring Fund. Each Acquired Fund and its corresponding Acquiring Fund had substantially the same investment objectives and policies. Information pertaining to the liquidated portfolio and to the three portfolios that were reorganized is not included in this report.

The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value ("NAV") per share of the Portfolio is determined by adding the values of all of the assets of the Portfolio, from which is subtracted all of the Portfolio's liabilities. and then dividing this difference by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Fund's registration statement) for the Portfolio.

Securities

All securities transactions are recorded no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the first-in first-out method for determining gain or loss on sales of securities. Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds due to the Adviser's active management of duration. The Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for a Portfolio. High portfolio turnover may involve greater brokerage commissions and transaction costs which will be paid by the Portfolio. In addition, a high turnover rate may result in increased short-term capital gains.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the fair value of such securities, subject to the oversight of the Board of Directors of the Fund. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits, commercial paper, and repurchase agreements are generally valued at their cost plus accrued interest, which approximate fair value. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued to fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates fair value, unless it is determined that an amount developed from this method does not represent fair value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

The Fund has adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157” or “Statement”) effective as of January 1, 2008. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, framework for measuring fair value, and the expanded disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The principal impact from the adoption of FAS 157 is the reporting of the fair values of the Portfolio’s investments disaggregated into the three hierarchical levels defined by the Statement:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

This disaggregate reporting required by FAS 157 is done in a table found at the end of the Schedule of Investments. The amounts reported in that schedule defines “fair value” as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market in which that investment is transacted.

Expenses

Expenses which were directly attributed to the Portfolio were charged to the Portfolio's operations; as one of a number of portfolios which were active during the six months ended June 30, 2008, expenses which were also partly applicable to the other portfolios were allocated proportionately among them based on their net assets.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Income Tax

There is no provision for federal income or excise tax since the Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

The Portfolio adopted the FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are, “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was applied to all open tax years as of January 1, 2008. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Portfolio as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Portfolio. As of and during the six-month period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Dividends to Shareholders

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly. Distributions from net capital gains, if any, are normally declared and paid annually, but the Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. federal income tax regulations and may differ from net investment income and realized gains recorded by the Portfolio for financial reporting purposes.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par (i.e., return of capital).

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation and depreciation on assets and liabilities other than investments in securities denominated in foreign currencies arise from changes in the exchange rates.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The investment advisory fee to be paid to the Adviser by the Portfolio is computed daily at an annual rate of 0.40% of average daily net assets; this fee is payable monthly.

Effective May 28, 2002, Directors who are not employees of the Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $18,441 (not including expenses) were allocated to the Portfolio and paid for the six months ended June 30, 2008.

Pursuant to an Administration Agreement effective on October 1, 2006, Vastardis Fund Services LLC earns an administration fee in accordance with the following fee rates: 0.07% of the first $350 million of the Fund’s average daily net assets, 0.05% thereafter up to $3 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion.

State Street Bank and Trust Company (SSB) served as the Fund's custodian, accounting agent and transfer agent. Fees paid for services rendered by SSB are based upon assets of the Fund and on transactions entered into by the Fund during the period. Fees for such services paid to SSB by the Fund are reflected as administration fees, custodian fees, accounting fees and transfer agent fees in the Statement of Operations. On May 9, 2008, the agreement with SSB to provide fund accounting services to the Funds was terminated, and JP Morgan Worldwide Securities Services (“JP Morgan”) became the Funds’ fund accountant.

Effective August 1, 2006, the Fund has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Fund’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Guy F. Talarico as the Fund’s Chief Compliance Officer. For these services, the Fund pays Alaric a monthly fee, plus any out-of-pocket expenses. The Portfolio paid a pro rata portion of the fees based on its share of the Fund’s average monthly net assets.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

4. Investment Transactions

Purchase costs and proceeds from sales of investment securities, other than short-term investments, for the six months ended June 30, 2008 for the Portfolio were as follows:

Purchase Cost of		Proceeds from Sales of
Investment	U.S. Government	Investment	U.S. Government
Securities	Securities	Securities	Securities
46,032,757	2,205,791	65,003,646	1,190,357

5. Forward Foreign Exchange Contracts

The Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolio’s Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities and in the Statement of Operations as unrealized gains and losses. Realized gain or loss arising from the difference between the value of the contract at the time it was opened and the time it was closed is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Portfolio’s custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio’s commitments under certain open forward foreign exchange contracts (see Note 9). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Portfolio may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Portfolio’s outstanding forward foreign exchange contracts at June 30, 2008 are contained at the end of the Schedule of Investments.

6. Financial Futures Contracts

The Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

At June 30, 2008, the Portfolio placed U.S. Treasury bills, other liquid securities or cash with the futures clearing broker with respect to their financial futures contracts in the amount of $250,118. The details of the Portfolio’s open futures contracts at June 30, 2008 are contained at the end of the Schedule of Investments.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

7. Capital Stock Transactions

As of June 30, 2008, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. The Portfolio has been allocated 200,000,000 shares, with the remainder as unallocated. Transactions in capital stock for the Portfolio were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,519,269	$13,010,337	4,317,638	$33,120,153
Shares issued related to reinvestment of
dividends	88,963	759,826	217,338	1,679,498
	1,607,931	13,770,163	4,534,976	34,799,651
Shares redeemed	(3,880,420)	(33,198,426)	(7,692,671)	(57,877,034)
Net decrease	(2,272,188)	$(19,428,263)	(3,157,695)	$(23,077,383)

8. Repurchase and Reverse Repurchase Agreements

The Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines the creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio's Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to the Portfolio and repurchase such securities from the Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from the Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. When the Portfolio engages in repurchase transactions, the Portfolio will require that the seller deposit as collateral with its custodian, cash or securities equal in value to those subject to the repurchase agreement. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When the Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (see Note 9). The Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

There was no repurchase agreement or reverse repurchase agreement open at June 30, 2008.

9. Segregation of Assets

It is the policy of the Portfolio to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Portfolio’s custodian has been instructed to segregate all assets on a settled basis. The Portfolio will not enter into transactions deemed to create leverage in excess of the Portfolio's ability to segregate up to 100% of its settled liquid assets.

   FFTW Funds, Inc. - International Portfolio

Notes to Financial Statements (continued)
June 30, 2008 (unaudited)

10. Concentration of Risks

The Portfolio may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolio may invest in debt securities which are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower-rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

11. Subsequent Events

A Special Meeting of the Shareholders of the International Portfolio was scheduled for July 18, 2008. A majority of votes either in person or by proxy were not submitted and therefore, it has been determined to reconvene the meeting at a later date in order to solicit additional votes. A notice regarding the new meeting date is expected to be distributed to shareholders in September.

   FFTW Funds, Inc. - International Portfolio

Additional Information and Fund Expenses (unaudited)

Proxy Voting Policy

A description of FFTW's proxy voting policies and procedures and FFTW's proxy voting record for the most recent twelve-month period ending June 30, 2008 are available without charge, upon request, by calling (800) 247-0473 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Reporting

FFTW files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. FFTW’s Form N-Q is available without charge, upon request, by calling (800) 247-0473. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov. FFTW’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

   FFTW Funds, Inc. - International Portfolio

Additional Information and Fund Expenses (unaudited)

The Portfolio incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in the Portfolio, discloses the ending account value and operating expenses incurred for the six months ended June 30, 2008, based on, (1) the Portfolio’s actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Portfolio’s actual expenses:

International
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$1,032.40	$4.81
(2) Hypothetical	1,000.00	1,020.41	4.80

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2008 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

OFFICERS AND DIRECTORS	Investment Adviser
Fischer Francis Trees & Watts, Inc.
Stephen P. Casper	200 Park Avenue
President and Chief Executive Officer of the Fund	New York, NY 10166

John C Head III	Sub-Adviser
Director and Chairman of the	Fischer Francis Trees & Watts
Board of the Fund	2 Royal Exchange
London, EC3V 3RA
Saul H. Hymans
Director of the Fund	Administrator
Vastardis Fund Services LLC
Lawrence B. Krause	41 Madison Avenue, 30th Floor
Director of the Fund	New York, NY 10010

Andrea Redmond	Distributor
Director of the Fund	Quasar Distributors, LLC
615 East Michigan Street
Michael L. Wyne	Milwaukee, WI 53202
Vice President
Custodian
William E. Vastardis	State Street Bank and Trust Company
Chief Financial Officer, Anti-Money	200 Clarendon St.
Laundering Compliance Officer of the Fund	Boston, MA 02116

Robin S. Meister	Transfer and Dividend Disbursing Agent
Secretary and Chief Legal Officer of the Fund	Boston Financial Data Services, Inc.
2 Heritage Drive
Guy F. Talarico	Quincy, MA 02171
Chief Compliance Officer of the Fund
Legal Counsel
Susan L. Silva	Kramer Levin Naftalis and Frankel LLP
Assistant Treasurer of the Fund	1177 Avenue of the Americas
New York, NY 10036

Independent Auditors
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Schedule of Investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Items 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Items 10. Submission of Matters to a Vote of Security Holders.

The Board of Directors has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	8/28/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer
Date	8/28/2008

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer
Date	8/28/2008